Debt (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Debt Default, Short-term Debt, Amount	$ 64,600		$ 64,600		$ 64,600	$ 505,600
Converted Debt And Accrued Interest Into Stock Amount					1,420,422	5,126,809
Gains Loss On Extinguishment Of Debt					351,021	1,739,329
Loss on settlement of accounts payable, debt and conversion of Series C preferred stock (2012 only)	47,671	0	324,656	(2,941,826)	(4,447,732)	(3,862,458)
Expiration of conversion option					14,000	585,000
Debt Conversion, Converted Instrument, Shares Issued (in shares)					519,950	346,282
Debt issue costs			0	(106,950)	(234,450)	(263,283)
Amortization of debt issue costs			335,433	184,031	394,964	229,499
Debt Discounts Total					3,554,673	5,473,291
Amortization of debt discount			0	3,083,437	6,122,006	3,237,219
Warrants Purchase Common Stock					22,633
Warrants issued in conjunction with debt issue costs					427,759
Debt Issuance Cost					662,209	263,283
Convertible Debt [Member]
Expiration of conversion option					(14,000)
Debt Conversion, Converted Instrument, Shares Issued (in shares)					246,744	298,897
Debt Conversion Converted Into Stock Valuation					950,739	4,268,857
Convertible Debt [Member] | Maximum [Member]
Debt Instrument, Convertible, Conversion Price					$ 8.08	$ 85.85
Convertible Debt [Member] | Minimum [Member]
Debt Instrument, Convertible, Conversion Price					$ 2.98	$ 2.72
Unsecured Debt [Member]
Expiration of conversion option					(14,000)
Debt Conversion, Converted Instrument, Shares Issued (in shares)					44,208	38,562
Debt Conversion Converted Into Stock Valuation					469,683	420,452
Unsecured Debt [Member] | Maximum [Member]
Debt Instrument, Convertible, Conversion Price					$ 13.60	$ 42.50
Unsecured Debt [Member] | Minimum [Member]
Debt Instrument, Convertible, Conversion Price					$ 8.08	$ 8.50
Secured Debt [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares)						8,824
Debt Conversion Converted Into Stock Valuation						$ 437,500
Secured Debt [Member] | Maximum [Member]
Debt Instrument, Convertible, Conversion Price						$ 50.15
Secured Debt [Member] | Minimum [Member]
Debt Instrument, Convertible, Conversion Price						$ 49.30